Note Payable Related Party	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Note Payable Related Party
Note Payable - Related Party

7. Note Payable – Related Party

On May 1, 2018, the Company entered into a promissory note with a trust controlled by the Company’s Chairperson, President and majority stockholder. Under the terms of the promissory note, the Company borrowed $1,285,000 at 5% annual, simple interest and was obligated to repay the principal and interest amounts on January 1, 2022. On March 30, 2022, the parties ratified an extension of the maturity date of the note to January 1, 2023. The note has been renewed with a new due date of January 1, 2024. The promissory note contains standard acceleration provisions upon an event of default and the borrowing is not collateralized. As of March 31, 2023 and December 31, 2022 the balance of the promissory note was $1,285,000, and interest payable related to the promissory note was $316,000 and $300,000, respectively. For the three months ended March 31, 2023, and 2022 the Company incurred interest expense from the promissory note of $16,000 and $16,000, respectively.

On May 6, 2022, the Company entered into another promissory note with the same trust. Under the terms of the promissory note, the Company borrowed $406,200 at 5% annual, simple interest and is obligated to repay the principal and interest amounts on December 1, 2022. The note has been renewed with a new due date of December 1, 2023. The promissory note contains standard acceleration provisions upon an event of default and the note is uncollateralized. As of March 31, 2023 and December 31, 2022, the balance of the promissory note was $406,200, and interest payable related to the promissory note was $18,600 and $13,500, respectively. For the three months ended March 31, 2023 the Company incurred interest expense from the promissory note of $5,100. There was no such note during the three months ended March 31, 2022.

On July 21, 2022, the Company entered into another promissory note with the same trust. Under the terms of the promissory note, the Company borrowed $110,000 at 5% annual, simple interest and is obligated to repay the principal and interest amounts by August 31, 2027. The promissory note contains standard acceleration provisions upon an event of default and the note is uncollateralized. As of March 31, 2023 and December 31, 2022, the balance of the promissory note was $110,000, and interest payable related to the promissory note was $3,700 and $3,200, respectively. For the three months ended March 31, 2023 the Company incurred interest expense from the promissory note of $1,400. There was no such note during the first three months in 2022.

On December 12, 2022, the Company entered into another promissory note with the same trust. Under the terms of the promissory note, the Company borrowed $8,170 at 5% annual, simple interest and is obligated to repay the principal and interest amounts by August 31, 2027. The promissory note contains standard acceleration provisions upon an event of default and the note is uncollateralized. As of March 31, 2023 and December 31, 2022, the balance of the promissory note was $8,170, and the interest payable related to the promissory note was $100 and zero, respectively. For the three months ended March 31, 2023 the Company incurred interest expense from the promissory note of $100.  There was no such note during the first three months in 2022.

On February 28, 2023, the Company entered into another promissory note with the same trust. Under the terms of the promissory note, the Company borrowed $73,400 at 5% annual, simple interest and is obligated to repay the principal and interest amounts by August 31, 2027. The promissory note contains standard acceleration provisions upon an event of default and the note is uncollateralized. As of March 31, 2023, the balance of the promissory note was $73,400, and the interest payable related to the promissory note was $300. There was no such note in 2022.

On February 28, 2023, the Company entered into another promissory note with the same trust. Under the terms of the promissory note, the Company borrowed $161,295 at 5% annual, simple interest and is obligated to repay the principal and interest amounts by August 31, 2027. The promissory note contains standard acceleration provisions upon an event of default and the note is uncollateralized. As of March 31, 2023, the balance of the promissory note was $161,295, and the interest payable related to the promissory note was $670. There was no such note in 2022.

On March 03, 2023, the Company entered into another promissory note with the same trust. Under the terms of the promissory note, the Company borrowed $11,769 at 5% annual, simple interest and is obligated to repay the principal and interest amounts by August 31, 2027. The promissory note contains standard acceleration provisions upon an event of default and the note is uncollateralized. As of March 31, 2023, the balance of the promissory note was $11,769, and the interest payable related to the promissory note was $50. There was no such note in 2022.

7. Note Payable – Related Party

On May 1, 2018, the Company entered into a promissory note with a trust controlled by the Company’s Chairperson, President and majority stockholder. Under the terms of the promissory note, the Company borrowed $1,285,000 at 5% annual, simple interest and was obligated to repay the principal and interest amounts on January 1, 2022. On March 30, 2022, the parties ratified an extension of the maturity date of the note to January 1, 2023. The note has been renewed with a new due date of January 1, 2024. The promissory note contains standard acceleration provisions upon an event of default and the borrowing is not collateralized. As of December 31, 2022 the balance of the promissory note was $1,285,000, and interest payable related to the promissory note was $300,000 and $236,000, respectively. For the years ended December 31, 2022, and 2021 the Company incurred interest expense from the promissory note of $16,000 and $16,000, respectively.

On May 6, 2022, the Company entered into another promissory note with the same trust. Under the terms of the promissory note, the Company borrowed $406,200 at 5% annual, simple interest and is obligated to repay the principal and interest amounts on December 1, 2022. The note has been renewed with a new due date of December 1, 2023. The promissory note contains standard acceleration provisions upon an event of default and the note is uncollateralized. As of December 31, 2022, the balance of the promissory note was $406,200, and interest payable related to the promissory note was $13,500. For the years ended December 31, 2022 and 2021 the Company incurred interest expense from the promissory note of $13,500.. There was no such note during 2021.

On July 21, 2022, the Company entered into another promissory note with the same trust. Under the terms of the promissory note, the Company borrowed $110,000 at 5% annual, simple interest and is obligated to repay the principal and interest amounts by August 31, 2027. The promissory note contains standard acceleration provisions upon an event of default and the note is uncollateralized. As of December 31, 2022, the balance of the promissory note was $110,000, and interest payable related to the promissory note was $2,300. For the year ended December 31, 2022 the Company incurred interest expense from the promissory note of $2,300. There was no such note during 2021.

On December 12, 2022, the Company entered into another promissory note with the same trust. Under the terms of the promissory note, the Company borrowed $8,170 at 5% annual, simple interest and is obligated to repay the principal and interest amounts by August 31, 2027. The promissory note contains standard acceleration provisions upon an event of default and the note is uncollateralized. As of December 31, 2022, the balance of the promissory note was $8,170, and no interest expense was accrued. There was no such note during 2021.